Income Tax Expense (Recovery) - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Current	$ (3,592)	$ (2,911)	$ 9,030	$ (10,983)
Deferred	(110)	(180)	651	(548)
Income tax (expense) recovery	$ 3,702	$ 3,091	$ (9,681)	$ 11,531